Offerings - Offering: 1	Oct. 28, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 52,003,750.00
Amount of Registration Fee	$ 7,961.77
Offering Note	The transaction valuation is calculated as the aggregate maximum purchase price for units of beneficial interest. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The fee of $7,961.77 was paid in connection with the filing of the Schedule TO-I by Fidelity Private Credit Company LLC (File No. 005-94110) on August 1, 2025 (the "Schedule TO"). The Amount of Filing Fee was calculated at $153.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.